Earnout Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Earnout Liability [Abstract]
Schedule of Earnout Liability

Sponsor Earnout
As of December 31, 2022	$1,353
Change in fair value of financial instruments	(849)
As of June 30, 2023	$504

Schedule of Assumptions used in the Valuation	Assumptions used in the valuation are as follows:

	June 30, 2023	December 31, 2022
Expected term (in years)	3.57	4.07
Dividend yield (%)	—%	—%
Expected volatility	56.7%	50.4%
Risk-free interest rate	4.4%	4.1%
Expected number of shares	1,775,962	1,775,962